UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21698

            The Gabelli Global Gold, Natural Resources & Income Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                              (THE GABELLI LOGO)
                                                              GLOBAL GOLD,
                                                              NATURAL RESOURCES
                                                              & INCOME TRUST

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Global Gold, Natural Resources & Income Trust's (the "Fund") net asset value ("NAV") declined 41.12% in the third quarter of 2008, compared with losses of 3.97%, 1.64%, 27.53%, and 32.63% for the Chicago Board Options Exchange ("CBOE") S&P 500 Buy/Write Index, the Lehman Brothers Government/Corporate Bond Index, the Amex Energy Select Sector Index, and for the Philadelphia Gold & Silver Index, respectively. The Fund's market price, adjusted for distributions, was down 31.20% during the third quarter. On September 30, 2008, the Fund's market price was $20.15 on the American Stock Exchange, representing a premium of 7.81% to its NAV of $18.69 at the end of the quarter.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

           AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                         Since
                                                                                       Inception
                                                          Quarter   1 Year    2 Year   (03/31/05)
                                                          -------   ------    ------   ----------
GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
   NAV TOTAL RETURN (b)................................   (41.12)%  (31.05)%   2.86%      6.75%
   INVESTMENT TOTAL RETURN (c).........................   (31.20)   (23.92)    4.81       7.63
CBOE S&P 500 Buy/Write Index...........................    (3.97)    (7.48)    2.25       3.63
Philadelphia Gold & Silver Index.......................   (32.63)   (21.59)    6.20      11.23
Amex Energy Select Sector Index........................   (27.53)   (13.71)    7.47      13.62
Lehman Brothers Government/Corporate Bond Index........    (1.64)     2.41     3.60       3.79

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE CBOE S&P 500 BUY/WRITE INDEX IS AN UNMANAGED BENCHMARK INDEX DESIGNED TO REFLECT THE RETURN ON A PORTFOLIO THAT CONSISTS OF A LONG POSITION IN THE STOCKS IN THE S&P 500 INDEX AND A SHORT POSITION IN A S&P 500 (SPX) CALL OPTION. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE AMEX ENERGY SELECT SECTOR INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE U.S. COMPANIES INVOLVED IN THE DEVELOPMENT OR PRODUCTION OF ENERGY PRODUCTS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. DIVIDENDS AND INTEREST INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

    SHARES                                                                  MARKET VALUE
    ------                                                                ----------------
                COMMON STOCKS -- 99.3%
                ENERGY AND ENERGY SERVICES -- 40.3%
       60,000   Allis-Chalmers Energy Inc.+ (a) .......................   $        759,000
       65,000   Baker Hughes Inc. (a) .................................          3,935,100
      207,400   BJ Services Co. (a) ...................................          3,967,562
    1,650,000   Boart Longyear Group ..................................          1,460,384
      117,000   BP plc, ADR (a) .......................................          5,869,890
       75,000   Chesapeake Energy Corp. (a) ...........................          2,689,500
       54,600   Chevron Corp. (a) .....................................          4,503,408
      307,692   Comanche Energy Inc.+ (b)(c)(d) .......................          1,849,995
       65,000   ConocoPhillips (a) ....................................          4,761,250
      140,000   Devon Energy Corp. ....................................         12,768,000
       55,000   Diamond Offshore Drilling Inc. (a) ....................          5,668,300
       60,000   Exxon Mobil Corp. (a) .................................          4,659,600
       65,000   Galp Energia SGPS SA, Cl. B ...........................          1,065,139
      247,000   Halliburton Co. (a) ...................................          8,000,330
      195,000   Imperial Oil Ltd. .....................................          8,351,515
      186,000   Lamprell plc ..........................................          1,063,131
       53,700   Marathon Oil Corp. (a) ................................          2,141,019
      173,900   Murphy Oil Corp. (a) ..................................         11,153,946
      120,000   Nabors Industries Ltd.+ (a) ...........................          2,990,400
      199,800   Noble Corp. (a) .......................................          8,771,220
      440,000   Petroleo Brasileiro SA, ADR (a) .......................         19,338,000
      142,300   Rowan Companies Inc. (a) ..............................          4,347,265
      100,000   Royal Dutch Shell plc, Cl. A ..........................          2,876,547
      150,000   Saipem SpA ............................................          4,415,553
      100,000   Sasol Ltd., ADR (a) ...................................          4,249,000
      150,000   StatoilHydro ASA, ADR (a) .............................          3,570,000
      305,000   Suncor Energy Inc. (a) ................................         12,852,700
       60,000   Technip SA ............................................          3,325,497
      117,500   Tesoro Corp. (a) ......................................          1,937,575
       20,000   Total SA, ADR (a) .....................................          1,213,600
       83,000   Transocean Inc.+ (a) ..................................          9,116,720
      105,000   Valero Energy Corp. (a) ...............................          3,181,500
      308,000   Weatherford International Ltd.+ (a) ...................          7,743,120
      166,400   Williams Companies Inc. (a) ...........................          3,935,360
      246,250   XTO Energy Inc. (a) ...................................         11,455,550
                                                                          ----------------
                                                                               189,986,676
                                                                          ----------------
                EXCHANGE TRADED FUNDS -- 0.3%
       16,000   ETFS Physical Platinum+ ...............................          1,586,880
                                                                          ----------------
                METALS AND MINING -- 58.7%
      293,000   Agnico-Eagle Mines Ltd. ...............................         16,135,510
      160,000   Alcoa Inc. (a) ........................................          3,612,800
      175,000   Anglo American plc ....................................          5,771,316
       95,000   Anglo Platinum Ltd. ...................................          8,532,110
      138,500   AngloGold Ashanti Ltd., ADR (a) .......................          3,199,350
      166,473   Aquila Resources Ltd.+ ................................          1,210,312
    1,123,807   Atlas Iron Ltd.+ ......................................          1,376,539
      454,000   Barrick Gold Corp. (a) ................................         16,679,960
      170,000   BHP Billiton Ltd., ADR (a) ............................          8,838,300

    SHARES                                                                  MARKET VALUE
    ------                                                                ----------------
      181,900   Companhia Vale do Rio Doce, ADR (a) ...................   $      3,483,385
      480,000   Eldorado Gold Corp.+ ..................................          2,994,785
      200,000   Equinox Minerals Ltd.+ ................................            473,573
       35,000   Eurasian Natural Resources Corp. ......................            314,233
      125,000   Franco-Nevada Corp., Toronto ..........................          2,354,945
      125,000   Franco-Nevada Corp., Toronto (e) ......................          2,354,945
      178,200   Freeport-McMoRan Copper & Gold Inc. (a) ...............         10,130,670
      614,500   Fresnillo plc .........................................          3,495,947
      200,000   Gold Fields Ltd. ......................................          1,943,506
    1,035,800   Gold Fields Ltd., ADR (a) .............................          9,933,322
      369,500   Goldcorp Inc. (a) .....................................         11,687,285
      377,700   Harmony Gold Mining Co. Ltd., ADR+ (a) ................          3,656,136
      728,000   Hochschild Mining plc .................................          3,248,613
      342,500   IAMGOLD Corp. .........................................          1,889,100
      773,983   Imdex Ltd. ............................................            764,551
      470,000   Impala Platinum Holdings Ltd. .........................          9,418,155
      251,100   Ivanhoe Mines Ltd., New York+ (a) .....................          1,521,666
       50,000   Ivanhoe Mines Ltd., New York+ (b) .....................            303,000
        8,040   Ivanhoe Mines Ltd., Toronto+ ..........................             48,727
      850,000   Kagara Ltd. ...........................................          1,860,646
      100,000   Kazakhmys plc .........................................          1,031,148
    1,150,000   Kinross Gold Corp. (a) ................................         18,538,000
    6,483,488   Lihir Gold Ltd.+ ......................................         14,346,032
      176,582   Lonmin plc ............................................          7,138,876
      285,600   Lundin Mining Corp.+ (a) ..............................            851,088
      744,307   Newcrest Mining Ltd. ..................................         16,251,672
      359,400   Newmont Mining Corp. (a) ..............................         13,930,344
    4,945,000   OZ Minerals Ltd. ......................................          6,272,005
    6,580,000   PanAust Ltd.+ .........................................          2,885,918
       80,000   Peabody Energy Corp. ..................................          3,600,000
      567,300   Randgold Resources Ltd., ADR (a) ......................         23,276,319
       30,000   Rio Tinto plc, ADR (a) ................................          7,485,000
      180,000   Teck Cominco Ltd., Cl. B ..............................          5,111,205
       70,000   Vedanta Resources plc .................................          1,434,895
      274,335   Xstrata plc ...........................................          8,369,344
    1,132,000   Yamana Gold Inc. (a) ..................................          9,429,560
                                                                          ----------------
                                                                               277,184,793
                                                                          ----------------
                TOTAL COMMON STOCKS ...................................        468,758,349
                                                                          ----------------
                WARRANTS -- 0.1%
                ENERGY AND ENERGY SERVICES -- 0.1%
       34,091   Comanche Energy Inc., Cl. A, expire 06/13/13+
                   (b)(c)(d) ..........................................             93,750
       36,197   Comanche Energy Inc., Cl. B, expire 06/13/13+
                   (b)(c)(d) ..........................................             93,750
       82,965   Comanche Energy Inc., Cl. C, expire 06/13/13+
                   (b)(c)(d) ..........................................            187,501
                                                                          ----------------
                                                                                   375,001
                                                                          ----------------

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

    SHARES                                                                  MARKET VALUE
    ------                                                                ----------------
                WARRANTS (CONTINUED)
                METALS AND MINING -- 0.0%
       62,500   Franco-Nevada Corp., expire 03/13/12+
                   (c)(d)(e) ..........................................   $        205,315
                                                                          ----------------
                TOTAL WARRANTS ........................................            580,316
                                                                          ----------------

  PRINCIPAL
    AMOUNT
  ---------
                CORPORATE BONDS -- 0.6%
                ENERGY AND ENERGY SERVICES -- 0.6%
$   3,000,000   Comanche Energy Inc., 12.500%, 06/13/13 (b)(c)(d) .....          2,775,000
                                                                          ----------------

  NUMBER OF                                            EXPIRATION DATE/
  CONTRACTS                                             EXERCISE PRICE
  ---------                                            ----------------
                CALL OPTIONS PURCHASED -- 0.0%
                ENERGY AND ENERGY SERVICES -- 0.0%
          273   Rowan Companies Inc. ...............     Oct. 08/42.50               2,730
                                                                          ----------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $479,760,588) .............................                      $    472,116,395
                                                                          ================
                Aggregate book cost ................                      $    479,760,588
                                                                          ================
                Gross unrealized appreciation ......                      $     88,443,424
                Gross unrealized depreciation ......                           (96,087,617)
                                                                          ----------------
                Net unrealized
                   appreciation/(depreciation) .....                      $     (7,644,193)
                                                                          ================

    SHARES
    ------
                COMMON STOCKS SOLD SHORT -- (2.5)%
                EXCHANGE TRADED FUNDS -- (2.5)%
(140,000)       SPDR Gold Trust+ ...................                           (11,909,800)
                                                                          ----------------
                TOTAL COMMON STOCKS SOLD SHORT
                   (Total proceeds $11,303,775) ....                      $    (11,909,800)
                                                                          ================
                OPTION CONTRACTS WRITTEN -- (4.9)%

  NUMBER OF                                            EXPIRATION DATE/
  CONTRACTS                                             EXERCISE PRICE
  ---------                                            ----------------
                CALL OPTIONS WRITTEN -- (4.9)%
        1,000   Agnico-Eagle Mines Ltd. ............       Nov. 08/65     $        345,000
          256   Agnico-Eagle Mines Ltd. ............       Nov. 08/75               51,200
        1,000   Agnico-Eagle Mines Ltd. ............       Jan. 09/65              610,000
          674   Agnico-Eagle Mines Ltd. ............       Jan. 09/70              303,300
        1,570   Alcoa Inc. .........................       Jan. 09/50                6,280

  NUMBER OF                                            EXPIRATION DATE/
  CONTRACTS                                             EXERCISE PRICE      MARKET VALUE
  ---------                                            ----------------   ----------------
           30   Alcoa Inc. .........................      Jan. 10/50      $          1,140
          100   Allis-Chalmers Energy Inc. .........     Oct. 08/17.50                 700
          100   Allis-Chalmers Energy Inc. .........      Oct. 08/20                 1,000
          200   Allis-Chalmers Energy Inc. .........      Jan. 09/15                13,000
          400   Allis-Chalmers Energy Inc. .........      Apr. 09/15                38,000
          175   Anglo American plc(f) ..............     Oct. 08/3200               15,556
        1,385   AngloGold Ashanti Ltd., ADR ........      Oct. 08/40                13,850
        1,000   AngloGold Ashanti Ltd., ADR ........      Jan. 09/35                47,500
          150   Baker Hughes Inc. ..................      Oct. 08/85                   750
          500   Baker Hughes Inc. ..................      Oct. 08/90                 2,500
          650   Baker Hughes Inc. ..................      Jan. 09/75               112,125
        1,000   Barrick Gold Corp. .................     Oct. 08/37.50             201,000
        2,000   Barrick Gold Corp. .................     Oct. 08/42.50             140,000
          700   Barrick Gold Corp. .................      Oct. 08/45                24,500
          182   Barrick Gold Corp. .................      Oct. 08/50                 3,640
        2,051   Barrick Gold Corp. .................     Jan. 09/37.50             937,307
        1,500   Barrick Gold Corp. .................      Jan. 09/45               330,000
          200   BHP Billiton Ltd., ADR .............      Nov. 08/70                19,000
        1,500   BHP Billiton Ltd., ADR .............      Nov. 08/80                60,000
        1,074   BJ Services Co. ....................      Oct. 08/30                10,740
        1,000   BJ Services Co. ....................     Oct. 08/32.50               7,500
        1,000   BJ Services Co. ....................     Jan. 09/27.50              35,000
        1,000   BJ Services Co. ....................      Jan. 09/30                20,000
        1,650   Boart Longyear Group(g) ............     Nov. 08/2.24                   16
          450   BP plc, ADR ........................      Oct. 08/65                 3,375
          250   Chesapeake Energy Corp. ............     Oct. 08/47.50               5,000
          500   Chesapeake Energy Corp. ............      Oct. 08/65                 2,500
          500   Chevron Corp. ......................      Jan. 09/90               160,000
          500   Companhia Vale do Rio Doce, ADR ....      Dec. 08/15               247,500
        1,000   Companhia Vale do Rio Doce, ADR ....     Dec. 08/17.50             295,000
          475   Companhia Vale do Rio Doce, ADR ....      Dec. 08/35                 5,225
          200   ConocoPhillips .....................      Nov. 08/85                28,600
          450   ConocoPhillips .....................      Jan. 09/80               177,750
        1,200   Devon Energy Corp. .................      Oct. 08/115               45,000
          200   Devon Energy Corp. .................      Nov. 08/115               42,000
        1,000   Devon Energy Corp. .................      Jan. 09/110              520,000
          200   Devon Energy Corp. .................      Jan. 09/115               80,000
          550   Diamond Offshore
                Drilling Inc. ......................      Jan. 09/120              253,000
        4,800   Eldorado Gold Corp.(h) .............       Nov. 09/9               101,480
        1,500   Equinox Minerals Ltd.(h) ...........       Jan. 09/4                23,961
          500   Equinox Minerals Ltd.(h) ...........       Jan. 09/5                 4,698
          300   Exxon Mobil Corp. ..................      Oct. 08/85                13,500
          150   Exxon Mobil Corp. ..................      Jan. 09/80                72,000
          150   Exxon Mobil Corp. ..................      Jan. 09/90                22,500

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

  NUMBER OF                                            EXPIRATION DATE/
  CONTRACTS                                             EXERCISE PRICE      MARKET VALUE
  ---------                                            ----------------   ----------------
                OPTION CONTRACTS WRITTEN (CONTINUED)
                CALL OPTIONS WRITTEN (CONTINUED)
        1,782   Freeport-McMoRan Copper & Gold
                   Inc. ............................      Jan. 09/160     $         14,256
        3,500   Gold Fields Ltd., ADR ..............     Oct. 08/12.50              35,000
        6,440   Gold Fields Ltd., ADR ..............      Oct. 08/15                64,400
        6,000   Gold Fields Ltd., ADR ..............     Jan. 09/12.50             450,000
        1,995   Goldcorp Inc. ......................      Jan. 09/35               877,800
        1,700   Goldcorp Inc. ......................     Jan. 09/37.50             510,000
          500   Halliburton Co. ....................     Oct. 08/42.50               3,500
          600   Halliburton Co. ....................      Oct. 08/45                 3,600
          500   Halliburton Co. ....................      Oct. 08/50                 2,250
          470   Halliburton Co. ....................      Oct. 08/60                   940
        1,000   Halliburton Co. ....................      Jan. 09/40               104,000
        1,000   Harmony Gold Mining Co. Ltd., ADR ..      Oct. 08/10                60,000
        1,000   Harmony Gold Mining Co. Ltd., ADR ..     Nov. 08/12.50              42,500
          277   Harmony Gold Mining Co. Ltd., ADR ..      Nov. 08/15                 4,155
        1,750   Harmony Gold Mining Co. Ltd., ADR ..      Jan. 09/10               275,625
        2,096   IAMGOLD Corp.(h) ...................       Nov. 08/7                49,237
        2,000   Imperial Oil Ltd.(h) ...............      Nov. 08/50               361,757
        1,101   Ivanhoe Mines Ltd.(h) ..............      Oct. 08/11                 7,759
        2,000   Ivanhoe Mines Ltd.(h) ..............      Dec. 08/11                37,585
          100   Kazakhmys plc(f) ...................      Dec. 08/20                 3,111
        2,000   Kinross Gold Corp. .................     Nov. 08/17.50             290,000
        2,000   Kinross Gold Corp. .................      Nov. 08/25                40,000
        1,500   Kinross Gold Corp. .................      Jan. 09/20               187,500
        8,000   Kinross Gold Corp. .................     Feb. 09/17.50           2,120,000
        6,000   Lihir Gold Ltd.(g) .................       Feb. 09/3             1,564,697
          187   Marathon Oil Corp. .................      Nov. 08/45                37,774
          100   Marathon Oil Corp. .................      Jan. 09/50                14,200
          250   Marathon Oil Corp. .................      Jan. 09/55                22,500
           99   Murphy Oil Corp. ...................      Oct. 08/85                 1,238
        1,000   Murphy Oil Corp. ...................      Nov. 08/85                85,000
           39   Murphy Oil Corp. ...................      Jan. 09/70                21,645
          700   Murphy Oil Corp. ...................      Jan. 09/75               280,000
          200   Nabors Industries Ltd. .............     Jan. 09/32.50              18,000
        1,000   Nabors Industries Ltd. .............      Jan. 09/35                55,000
          410   Newcrest Mining Ltd.(g) ............      Nov. 08/30               648,006
          415   Newcrest Mining Ltd.(g) ............      Jan. 09/30             1,056,012
        1,800   Newmont Mining Corp. ...............      Dec. 08/45               397,800
        1,000   Newmont Mining Corp. ...............      Dec. 08/50               111,500
          800   Newmont Mining Corp. ...............     Jan. 09/47.50             155,200
        1,000   Noble Corp. ........................      Oct. 08/55                15,000
          500   Noble Corp. ........................      Dec. 08/50               118,750
          500   Noble Corp. ........................      Dec. 08/55                50,000
        1,000   Noble Corp. ........................      Jan. 09/50               295,000
        6,580   PanAust Ltd.(g) ....................     Oct. 08/1.17                   10
          400   Peabody Energy Corp. ...............      Oct. 08/50                80,000

  NUMBER OF                                            EXPIRATION DATE/
  CONTRACTS                                             EXERCISE PRICE      MARKET VALUE
  ---------                                            ----------------   ----------------
          400   Peabody Energy Corp. ...............      Oct. 08/55      $         36,000
          400   Petroleo Brasileiro S.A., ADR ......      Jan. 09/45               220,000
        2,000   Petroleo Brasileiro S.A., ADR ......     Jan. 09/47.50             880,000
        2,000   Petroleo Brasileiro S.A., ADR ......     Jan. 09/57.50             375,000
        1,600   Randgold Resources Ltd., ADR .......      Oct. 08/50                76,000
        1,673   Randgold Resources Ltd., ADR .......      Dec. 08/40             1,012,165
        4,000   Randgold Resources Ltd., ADR .......      Dec. 08/50             1,040,000
          300   Rio Tinto plc, ADR .................      Jan. 09/360              120,000
          100   Rio Tinto plc, ADR .................      Jan. 09/420               15,000
          646   Rowan Companies Inc. ...............      Oct. 08/40                 6,460
          800   Rowan Companies Inc. ...............      Jan. 09/50                14,000
          100   Royal Dutch Shell plc, Cl. A(f) ....     Dec. 08/1900               33,557
          300   Saipem SpA(i) ......................      Dec. 08/30                37,799
        1,000   Sasol Ltd., ADR ....................      Dec. 08/55                95,000
        1,500   StatoilHydro ASA, ADR ..............      Jan. 09/40                18,750
        3,050   Suncor Energy Inc. .................      Jan. 09/50               922,625
          600   Technip SA(i) ......................      Dec. 08/52                42,234
          300   Teck Cominco Ltd., Cl. B(h) ........      Oct. 08/48                 1,691
          500   Teck Cominco Ltd., Cl. B(h) ........      Nov. 08/40                46,042
          500   Teck Cominco Ltd., Cl. B(h) ........      Nov. 08/46                19,497
          500   Teck Cominco Ltd., Cl. B(h) ........      Nov. 08/48                15,974
          950   Tesoro Corp. .......................     Nov. 08/22.50              69,350
          225   Tesoro Corp. .......................      Nov. 08/25                10,575
          200   Total SA, ADR ......................      Nov. 08/75                10,000
          330   Transocean Inc. ....................      Jan. 09/30               138,600
          500   Transocean Inc. ....................      Jan. 09/140              117,500
        1,050   Valero Energy Corp. ................     Dec. 08/37.50             165,900
        3,000   Weatherford International Ltd. .....      Jan. 09/35               262,500
        1,664   Williams Companies Inc. ............     Jan. 09/32.50              95,680
          250   Xstrata plc(f) .....................     Dec. 08/2600              191,673
          500   XTO Energy Inc. ....................      Nov. 08/50               160,000
          970   XTO Energy Inc. ....................      Jan. 09/55               291,000
        1,000   XTO Energy Inc. ....................      Jan. 09/60               195,000
        1,000   Yamana Gold Inc. ...................      Oct. 08/10                30,000
        7,000   Yamana Gold Inc. ...................      Oct. 08/14                35,000
        2,000   Yamana Gold Inc. ...................      Jan. 09/11               208,000
        1,320   Yamana Gold Inc. ...................     Jan. 09/12.50              92,400
                                                                          ----------------
                TOTAL CALL OPTIONS WRITTEN
                   (Premiums received
                   $25,347,628) ....................                      $     23,126,972
                                                                          ================

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                Aggregate premiums and proceeds ....                      $     36,651,403
                                                                          ================
                Gross unrealized appreciation ......                      $      9,908,852
                Gross unrealized depreciation ......                            (8,294,221)
                                                                          ----------------
                Net unrealized
                   appreciation/(depreciation) .....                      $      1,614,631
                                                                          ================

----------
(a) Securities, or a portion thereof, with a value of $253,401,413 are pledged as collateral for short sales and options written.

(b) At September 30, 2008, the Fund held investments in restricted securities amounting to $5,302,996 or 1.12% of total investments, which were value under methods approved by the Board of Trustees as follows:

 ACQUISITION
   SHARES/                                                                            09/30/08
  PRINCIPAL                                            ACQUISITION   ACQUISITION   CARRYING VALUE
    AMOUNT                     ISSUER                      DATE          COST         PER UNIT
 -----------    ------------------------------------   -----------   -----------   --------------
      307,692   Comanche Energy Inc. ...............     06/17/08     $1,849,998      $ 6.0125
       34,091   Comanche Energy Inc., Cl. A,
                   Warrants expire 06/13/13 ........     06/17/08         93,750        2.7500
       36,197   Comanche Energy Inc., Cl. B,
                   Warrants expire 06/13/13 ........     06/17/08         93,750        2.5900
       82,965   Comanche Energy Inc., Cl. C,
                   Warrants expire 06/13/13 ........     06/17/08        187,501        2.2600
$   3,000,000   Comanche Energy Inc., 12.500%,
                   06/13/13 ........................     06/17/08      2,775,000       92.5000
       50,000   Ivanhoe Mines Ltd., New York .......     04/25/05        337,529        6.0600

(c) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $5,205,311 or 1.10% of total investments.

(d)  Illiquid security.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $2,560,260 or 0.54% of total investments.

(f)  Exercise price denoted in British Pounds.

(g)  Exercise price denoted in Australian dollars.

(h)  Exercise price denoted in Canadian dollars.

(i)  Exercise price denoted in Euros.

+    Non-income producing security.

ADR American Depositary Receipt

                                                        % OF
                                                       MARKET
GEOGRAPHIC DIVERSIFICATION                              VALUE   MARKET VALUE
--------------------------                             ------   ------------
LONG POSITIONS
North America ......................................    50.4%   $237,923,685
Europe .............................................    17.3      81,925,950
Asia/Pacific .......................................    11.8      55,580,591
Latin America ......................................    11.6      54,691,459
South Africa .......................................     8.9      41,994,710
                                                       -----    ------------
Total Investments ..................................   100.0%   $472,116,395
                                                       =====    ============

SHORT POSITIONS
North America ......................................    (6.2)%  $(29,371,475)
Asia/Pacific .......................................    (0.9)     (4,280,906)
South Africa .......................................    (0.2)       (832,280)
Europe .............................................    (0.0)       (323,931)
Latin America ......................................    (0.1)       (228,180)
                                                       -----    ------------
Total Investments ..................................    (7.4)%  $(35,036,772)
                                                       -----    ------------

               See accompanying notes to schedule of investments.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN    INSTRUMENTS
                                                  SECURITIES      (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $439,799,856               --
Level 2 - Other Significant Observable Inputs      (7,720,229)     $(4,660,422)
Level 3 - Significant Unobservable Inputs           4,999,996               --
                                                 ------------      -----------
Total                                            $437,079,623      $(4,660,422)
                                                 ============      ===========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                                       --
Accrued discounts/(premiums)                                 --
Realized gain/(loss)                                         --
Change in unrealized appreciation/(depreciation)             --
Net purchases/(sales)                                $4,999,996
Transfers in and/or out of Level 3                           --
                                                     ----------
BALANCE AS OF 9/30/08                                $4,999,996
                                                     ==========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into an equity swap agreement with Morgan Stanley & Co. Incorporated. Details of the swaps at September 30, 2008 are as follows:

                                                                                                           NET UNREALIZED
                                                                     INTEREST RATE/          TERMINATION    APPRECIATION
       NOTIONAL AMOUNT           EQUITY SECURITY RECEIVED         EQUITY SECURITY PAID           DATE      (DEPRECIATION)
----------------------------   ----------------------------   ----------------------------   -----------   --------------
                                                              3 Month LIBOR plus
                               Market Value                   45 bps plus Market Value
                               Appreciation on:               Depreciation on:
$15,892,674 (572,000 Shares)   MMX Mineracao e Metalicos SA   MMX Mineracao e Metalicos SA     03/11/09     $(13,246,244)
            (572,000 Shares)   Anglo Ferrous Brazil SA        Anglo Ferrous Brazil SA          03/11/09        8,326,449
            (274,000 Shares)   LLX Logistica SA               LLX Logistica SA                 03/11/09          259,373
                                                                                                            ------------
                                                                                                            $ (4,660,422)
                                                                                                            ============

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Global Gold, Natural Resources & Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

            The Gabelli Global Gold, Natural Resources & Income Trust
                          c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the Amex, or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                            AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Global Gold, Natural Resources & Income Trust (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the American Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                                    (GRAPHIC)

                              TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   FORMER ITALIAN SENATOR

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Molly A.F. Marion
   ASSISTANT VICE PRESIDENT & OMBUDSMAN

Agnes Mullady
   TREASURER AND SECRETARY

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING

                                     6.625%
                        Common     Preferred
                      ----------   ---------
Amex-Symbol:             GGN        GGN PrA
Shares Outstanding:   18,143,275   4,000,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A Cumulative Preferred Shares in the open market when the preferred shares are trading at a discount to the liquidation value of $25.00.

                                   (GRAPHIC)

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                                                                     GGN Q3/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Gold, Natural Resources & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.